EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee post-retirement benefits
Fair value of plan assets	CAD 2,636	CAD 2,437
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 1,118	CAD 1,239
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1,504	1,185
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	14	13
Cash and Cash Equivalents
Employee post-retirement benefits
Fair value of plan assets	CAD 46	CAD 20
Percentage of Total Portfolio	2.00%	1.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 44	CAD 20
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	2
Equity securities | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 464	CAD 503
Percentage of Total Portfolio	17.00%	21.00%
Equity securities | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 629	CAD 551
Percentage of Total Portfolio	24.00%	23.00%
Equity securities | International
Employee post-retirement benefits
Fair value of plan assets	CAD 338	CAD 365
Percentage of Total Portfolio	13.00%	15.00%
Equity securities | Global
Employee post-retirement benefits
Fair value of plan assets	CAD 154	CAD 141
Percentage of Total Portfolio	6.00%	6.00%
Equity securities | Emerging
Employee post-retirement benefits
Fair value of plan assets	CAD 150	CAD 87
Percentage of Total Portfolio	6.00%	3.00%
Equity securities | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 317	CAD 361
Equity securities | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	589	516
Equity securities | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	38	218
Equity securities | Quoted Prices in Active Markets (Level I) | Emerging
Employee post-retirement benefits
Fair value of plan assets	7	7
Equity securities | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	147	142
Equity securities | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	40	35
Equity securities | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	300	147
Equity securities | Significant Other Observable Inputs (Level II) | Global
Employee post-retirement benefits
Fair value of plan assets	154	141
Equity securities | Significant Other Observable Inputs (Level II) | Emerging
Employee post-retirement benefits
Fair value of plan assets	143	80
Federal | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 206	CAD 218
Percentage of Total Portfolio	8.00%	9.00%
Federal | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 206	CAD 218
Provincial | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 202	CAD 180
Percentage of Total Portfolio	8.00%	7.00%
Provincial | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 202	CAD 180
Municipal | Canada
Employee post-retirement benefits
Fair value of plan assets	7	7
Municipal | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	7	7
Corporate | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 113	CAD 76
Percentage of Total Portfolio	4.00%	3.00%
Corporate | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 57	CAD 59
Percentage of Total Portfolio	2.00%	2.00%
Corporate | International
Employee post-retirement benefits
Fair value of plan assets	CAD 25	CAD 14
Percentage of Total Portfolio	1.00%	1.00%
Corporate | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	CAD 113	CAD 76
Corporate | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	57	59
Corporate | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	25	14
State | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 50	CAD 47
Percentage of Total Portfolio	2.00%	2.00%
State | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 50	CAD 47
Mortgage Backed | International
Employee post-retirement benefits
Fair value of plan assets	CAD 58	CAD 39
Percentage of Total Portfolio	2.00%	2.00%
Mortgage Backed | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	CAD 58	CAD 39
Other Investments: Private Equity Funds
Employee post-retirement benefits
Fair value of plan assets	14	13
Other Investments: Private Equity Funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	14	13	CAD 18
Other Investments: Funds Held on Deposit
Employee post-retirement benefits
Fair value of plan assets	CAD 123	CAD 117
Percentage of Total Portfolio	5.00%	5.00%
Other Investments: Funds Held on Deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 123	CAD 117